Debt (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Jun. 02, 2020	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2021
Interest expenses			$ 329,102	$ 333,190
Lines of credit			7,055,400
Line of credit remaining borrowing capacity			7,100,000
Subsequent Event [Member]
Lines of credit					$ 1,600,000
RMB [Member]
Line of credit remaining borrowing capacity			48,000,000
Xi'an App-Chem [Member]
Line of credit maximum borrowing capacity	$ 2,600,000
Period of line of credit	1 year
Xi'an App-Chem [Member] | RMB [Member]
Line of credit maximum borrowing capacity	$ 18,000,000
Qishang Bank [Member]
Lines of credit			$ 1,469,875
Qishang Bank [Member] | Subsequent Event [Member]
Period of line of credit		3 years
Lines of credit		$ 1,900,000
Qishang Bank [Member] | RMB [Member] | Subsequent Event [Member]
Lines of credit		$ 13,000,000